Shareholders Capital - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		16,000,000
Percentage of share purchase and cancel		10.00%
Purchase and cancel of shares		$ 26
Events After Reporting Period [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel	3,000,000
Purchase and cancel of shares	$ 5
Top of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		29,170,887